Additional disclosures - Parent company condensed statements of comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Statement of Income Captions [Line Items]
Profit or loss for the year	€ 10,764	€ 9,653	€ (7,708)
OTHER RECOGNISED INCOME AND EXPENSE	(2,660)	(220)	(9,794)
Items that may be reclassified to profit or loss	(2,261)	(974)	(8,776)
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(2,086)	(3,250)	(100)
Revaluation gains (losses)	(2,591)	(3,063)	692
Amounts transferred to income statement	(99)	(545)	(1,165)
Other reclassifications	604	358	373
Cash flow hedges (effective portion)	(3,016)	(938)	(53)
Revaluation gains (losses)	(1,762)	(1,739)	799
Amounts transferred to income statement	(1,254)	801	(852)
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	(2,467)	(1,159)	2,340
Exchange differences	3,658	3,082	(11,040)
Non-current assets held for sale	0	0	0
Income tax	1,565	1,272	228
Items that will not be reclassified to profit or loss	(399)	754	(1,018)
Actuarial gains and losses on defined benefit pension plans	(56)	1,567	(25)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	17	(1)	(4)
Income tax relating to items that will not be reclassified	49	(542)	(103)
Total recognised income and expenses for the year	8,104	9,433	(17,502)
Banco Santander, S.A. | Reportable Legal Entities
Condensed Statement of Income Captions [Line Items]
Profit or loss for the year	7,921	3,932	(3,557)
OTHER RECOGNISED INCOME AND EXPENSE	(735)	(662)	(1,221)
Items that may be reclassified to profit or loss	(524)	(265)	(363)
Hedging instruments (items not designated)	0	0	0
Revaluation gains (losses)	0	0	0
Amounts transferred to income statement	0	0	0
Other reclassifications	0	0	0
Debt instruments at fair value with changes in other comprehensive income	(328)	(524)	(316)
Revaluation gains (losses)	(242)	(243)	244
Amounts transferred to income statement	(86)	(281)	(560)
Other reclassifications	0	0	0
Cash flow hedges (effective portion)	(420)	146	(206)
Revaluation gains (losses)	(505)	152	(239)
Amounts transferred to income statement	85	(6)	33
Amounts transferred to initial carrying amount of hedged items	0	0	0
Other reclassifications	0	0	0
Hedges of net investments in foreign operations (effective portion)	0	0	0
Exchange differences	0	0	0
Non-current assets held for sale	0	0	0
Income tax	224	113	159
Items that will not be reclassified to profit or loss	(211)	(397)	(858)
Actuarial gains and losses on defined benefit pension plans	279	29	(77)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(450)	(347)	(796)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	0	0	0
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	18	117	4
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(18)	(117)	(4)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	58	(93)	4
Income tax relating to items that will not be reclassified	(98)	14	11
Total recognised income and expenses for the year	€ 7,186	€ 3,270	€ (4,778)